Concession Financial and Sector Assets and Liabilities - Summary of Changes in Concession Financial Assets Related to Infrastructure (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Additions	R$ 893	R$ 25	R$ 2,271
Amounts received	(250)	(234)
Monetary updating	322	317
Adjustment of BRR of Transmission Assets	(149)
Infrastructure [member]
Disclosure of financial assets [line items]
Beginning Balance	7,084	5,303
Effects of first-time adoption of IFRS (15.1, 15.3)	(1,092)
Additions		25
Transfers of indemnity - plants not renewed		1,082
Amounts received	(1,638)	(496)
Transfers between PP&E, Financial assets and Intangible assets		148
Transfers between PP&E and concession contract assets	27
Others transfers	(2)
Monetary updating	539	541
Adjustment of expectation of cash flow from the Concession financial assets		63
Disposals	(1)	(2)
Adjustment of BRR of Transmission Assets		149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) - including financial updating		271
Ending Balance	4,917	7,084	5,303
Infrastructure [member] | Transmission [member]
Disclosure of financial assets [line items]
Beginning Balance	2,475	2,287
Effects of first-time adoption of IFRS (15.1, 15.3)	(1,092)
Additions		25
Amounts received	(249)	(264)
Transfers between PP&E, Financial assets and Intangible assets		2
Monetary updating	162	224
Adjustment of expectation of cash flow from the Concession financial assets		54
Disposals		(2)
Adjustment of BRR of Transmission Assets		149
Ending Balance	1,296	2,475	2,287
Infrastructure [member] | Generation [member]
Disclosure of financial assets [line items]
Beginning Balance	4,238	2,800
Transfers of indemnity - plants not renewed		1,082
Amounts received	(1,389)	(232)
Others transfers	(1)
Monetary updating	377	317
Adjustment on indemnities of plants not renewed (Ministerial Order 291) - including financial updating		271
Ending Balance	3,225	4,238	2,800
Infrastructure [member] | Distribution [member]
Disclosure of financial assets [line items]
Beginning Balance	371	216
Transfers between PP&E, Financial assets and Intangible assets		146
Transfers between PP&E and concession contract assets	27
Others transfers	(1)
Adjustment of expectation of cash flow from the Concession financial assets		9
Disposals	(1)
Ending Balance	R$ 396	R$ 371	R$ 216